PAINEWEBBER  UTILITY INCOME FUND

            RECENT PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                       TOTAL RETURN/1/
                -------------------------------------- -----------------------------
                                                         12 MONTHS       6 MONTHS
                11/30/95  05/31/95         11/30/94    ENDED 11/30/95 ENDED 11/30/95
------------------------------------------------------------------------------------
Class A
 Shares           $9.77    $9.14             $8.31         23.64%          9.46%
------------------------------------------------------------------------------------
Class B
 Shares            9.77     9.13              8.31         22.73%          9.17%
------------------------------------------------------------------------------------
Class C
 Shares*           9.77     9.13              8.31         22.71%          9.17%
------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                 NET ASSET VALUE
                ------------------       CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING         DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------------
07/02/93 -
  12/31/93       $10.00    $9.70              --          $0.2340          -0.70%
------------------------------------------------------------------------------------
1994               9.70     8.28              --           0.4829          -9.71
------------------------------------------------------------------------------------
01/01/95 -
  11/30/95         8.28     9.77              --           0.4057          23.37
------------------------------------------------------------------------------------
                                 Total:     $0.0000       $1.1226
------------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 11/30/95:             10.61%
------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                 NET ASSET VALUE
                ------------------       CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING         DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------------
07/02/93 -
  12/31/93       $10.00    $9.70              --          $0.2010          -1.02%
------------------------------------------------------------------------------------
1994               9.70     8.28              --           0.4169         -10.40
------------------------------------------------------------------------------------
01/01/95 -
  11/30/95         8.28     9.77              --           0.3465          22.58
------------------------------------------------------------------------------------
                                 Total:     $0.0000       $0.9644
------------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 11/30/95:              8.71%
------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES*

                 NET ASSET VALUE
                ------------------       CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING  ENDING         DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------------
07/02/93 -
  12/31/93       $10.00    $9.70              --          $0.2020         -1.01%
------------------------------------------------------------------------------------
1994               9.70     8.28              --           0.4158         -10.41
------------------------------------------------------------------------------------
01/01/95 -
  11/30/95         8.28     9.77              --           0.3455          22.56
------------------------------------------------------------------------------------
                                 Total:     $0.0000       $0.9633
------------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 11/30/95:              8.69%
------------------------------------------------------------------------------------

*   Formerly Class D shares.
/1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results would be lower if sales charges were included.

PAINEWEBBER  UTILITY INCOME FUND

            PORTFOLIO OF INVESTMENTS                           NOVEMBER 30, 1995

 PRINCIPAL
  AMOUNT
   (000)                                 MATURITY DATES    INTEREST RATES    VALUE
 ---------                            -------------------- -------------- -----------
 CORPORATE BONDS - 30.92%
           Century Telephone
 $  1,200   Enterprises Inc. ......         05/01/24           8.250%     $ 1,293,684
           Commonwealth Edison
    1,500   Company ...............         04/15/23           8.000        1,556,131
    3,000  Duquesne Light Company .         06/15/04           6.625        2,973,867
    1,500  Georgia Power Company ..         02/01/23           7.950        1,559,408
    1,000  Illinois Power Company .         08/01/03           6.500        1,000,856
           MCI Communications
    1,500   Corp. .................         03/15/24           7.750        1,587,471
           News America Holdings
      800   Corp. .................         02/01/13           9.250          929,234
           Public Service Electric
    1,500   and Gas Company .......   05/01/04 to 03/01/23 6.500 to 7.500   1,491,077
           Tele-Communications,
    2,000   Inc. ..................   01/15/03 to 02/15/23 8.250 to 8.750   2,106,116
           Texas Utilities Electric
    2,000   Company................         06/01/02           8.000        2,180,888
    2,000  Viacom Inc. ............   06/01/05 to 07/07/06 7.750 to 8.000   2,033,480
                                                                          -----------
 Total
 Corporate
 Bonds
 (cost -
  $18,464,724).                                                            18,712,212
                                                                          -----------
 NUMBER OF
  SHARES
 ---------
 COMMON STOCKS - 57.04%
   30,000  Allegheny Power Systems Inc..................................      832,500
   17,000  Ameritech Corp. .............................................      935,000
   65,000  Baltimore Gas & Electric Co. ................................    1,730,625
   12,500  Bell Atlantic Corp. .........................................      787,500
   32,000  BellSouth Corp. .............................................    1,244,000
   15,000  CILCORP, Inc. ...............................................      616,875
   55,000  CMS Energy Corp. ............................................    1,498,750
   25,000  Detroit Edison Company.......................................      815,625
   70,000  DPL Inc. ....................................................    1,680,000
   50,000  DQE Inc. ....................................................    1,443,750
   35,000  Duke Power Co. ..............................................    1,570,625
   45,000  FPL Group Inc. ..............................................    1,951,875
   50,000  GTE Corp. ...................................................    2,131,250
   38,000  Houston Industries Inc. .....................................    1,738,500
   50,000  NIPSCO Industries Inc. ......................................    1,850,000
   25,000  NYNEX Corp. .................................................    1,240,625
   65,000  Ohio Edison Co. .............................................    1,478,750
   62,500  PECO Energy Co. .............................................    1,812,500
   40,000  Public Service Company of Colorado...........................    1,380,000
   50,000  Public Service Enterprise Group..............................    1,481,250
   22,000  SBC Communications Inc. .....................................    1,188,000
   20,000  Sierra Pacific Resources.....................................      462,500
   63,000  Southern Co. ................................................    1,441,125
   60,000  TNP Enterprises Inc. ........................................    1,102,500

PAINEWEBBER UTILITY INCOME FUND
                                                               NOVEMBER 30, 1995

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                         -----------
 COMMON STOCKS (concluded)
   25,000  U.S. West Inc. .......................................  $   781,250
   45,000  Wisconsin Energy Corp. ...............................    1,327,500
                                                                   -----------
 Total Common Stocks (cost - $30,518,486)........................   34,522,875
                                                                   -----------
 PRINCIPAL
  AMOUNT                                 MATURITY       INTEREST
   (000)                                   DATE           RATE
 ---------                           ----------------- -----------
 REPURCHASE AGREEMENT - 0.68%

 $    415  Repurchase Agreement
            dated 11/30/95 with
            State Street Bank &
            Trust Co.,
            collateralized by
            $413,596 U.S. Treasury
            Notes, 6.000%, due
            08/31/97; proceeds
            $415,061 (cost -
             $415,000)............       12/01/95         5.250%       415,000
                                                                   -----------
 Total Investments (cost -
  $49,398,210) - 88.64%............                                 53,650,087
 Other assets in excess of
 liabilities - 11.36%*.............                                  6,875,565
                                                                   -----------
 Net Assets - 100.00%..............                                $60,525,652
                                                                   ===========

-------
* Includes a receivable of $7,865,680 for corporate bonds sold on November 27-29, 1995 which continue to earn interest income until the settlement dates, December 1-4, 1995.


                 See accompanying notes to financial statements

PAINEWEBBER UTILITY INCOME FUND

            STATEMENT OF ASSETS AND LIABILITIES                NOVEMBER 30, 1995

Assets
Investments in securities, at value (cost $49,398,210)............ $53,650,087
Cash..............................................................     273,686
Receivable for investments sold...................................   7,865,680
Dividend and interest receivable..................................     636,253
Deferred organizational expenses..................................      72,972
Receivable for shares of beneficial interest sold.................      45,684
Other assets......................................................      37,259
                                                                   -----------
Total assets......................................................  62,581,621
                                                                   -----------
Liabilities
Payable for investments purchased.................................   1,680,626
Payable for shares of beneficial interest repurchased.............     201,204
Payable to affiliates.............................................      79,811
Accrued expenses and other liabilities............................      94,328
                                                                   -----------
Total liabilities.................................................   2,055,969
                                                                   -----------
Net Assets
Beneficial interest shares of $0.001 par value outstanding
 (unlimited amount authorized)....................................  65,440,854
Undistributed net investment income...............................      99,691
Accumulated net realized losses from investment transactions......  (9,266,770)
Net unrealized appreciation of investments........................   4,251,877
                                                                   -----------
Net assets........................................................ $60,525,652
                                                                   ===========
Class A:
Net assets........................................................ $10,749,877
                                                                   -----------
Shares outstanding................................................   1,100,109
                                                                   -----------
Net asset value and redemption value per share....................       $9.77
                                                                         =====
Maximum offering price per share (net asset value plus sales
 charge of 4.50% of offering price)...............................      $10.23
                                                                        ======
Class B:
Net assets........................................................ $37,554,206
                                                                   -----------
Shares outstanding................................................   3,844,547
                                                                   -----------
Net asset value and offering price per share......................       $9.77
                                                                         =====
Class C:
Net assets........................................................ $12,221,569
                                                                   -----------
Shares outstanding................................................   1,251,360
                                                                   -----------
Net asset value and offering price per share......................       $9.77
                                                                         =====

                 See accompanying notes to financial statements

PAINEWEBBER UTILITY INCOME FUND

            STATEMENT OF OPERATIONS         FOR THE YEAR ENDED NOVEMBER 30, 1995

Investment Income:
Interest......................................................... $ 2,167,531
Dividends........................................................   1,951,645
                                                                  -----------
                                                                    4,119,176
                                                                  -----------
Expenses:
Investment advisory and administration...........................     436,613
Service fees--Class A............................................      28,100
Service and distribution fees--Class B...........................     380,824
Service and distribution fees--Class C...........................     130,503
Reports and notices to shareholders..............................      63,464
Transfer agency and service fees.................................      61,695
Custody and accounting...........................................      61,663
State registration fees..........................................      58,105
Legal and audit..................................................      48,520
Amortization of organizational expenses..........................      28,185
Trustees' fees...................................................       6,250
Other expenses...................................................       3,008
                                                                  -----------
                                                                    1,306,930
                                                                  -----------
Net investment income............................................   2,812,246
                                                                  -----------
Realized and unrealized gains (losses) from investment
 transactions:
Net realized losses from investment transactions.................    (248,279)
Net change in unrealized appreciation/depreciation of
 investments.....................................................  10,159,054
                                                                  -----------
Net realized and unrealized gains from investment transactions ..   9,910,775
                                                                  -----------
Net increase in net assets resulting from operations............. $12,723,021
                                                                  ===========



                 See accompanying notes to financial statements

PAINEWEBBER UTILITY INCOME FUND

            STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                           NOVEMBER 30,
                                                     -------------------------
                                                         1995         1994
                                                     ------------  -----------
From operations:
Net investment income..............................  $  2,812,246  $ 3,585,702
Net realized losses from investment transactions...      (248,279)  (8,233,382)
Net change in unrealized appreciation/depreciation
 of investments....................................    10,159,054   (2,985,242)
                                                     ------------  -----------
Net increase (decrease) in net assets resulting
 from operations...................................    12,723,021   (7,632,922)
                                                     ------------  -----------
Dividends to shareholders from:
Net investment income - Class A....................      (569,343)    (878,315)
Net investment income - Class B....................    (1,637,731)  (2,146,859)
Net investment income - Class C....................      (559,933)    (838,829)
                                                     ------------  -----------
                                                       (2,767,007)  (3,864,003)
                                                     ------------  -----------
From beneficial interest transactions:
Net proceeds from the sale of beneficial interest..    13,428,355   31,602,333
Cost of beneficial interest repurchased............   (28,464,756) (38,779,290)
Proceeds from dividends reinvested.................     1,996,330    2,811,517
                                                     ------------  -----------
Net decrease in net assets from beneficial interest
 transactions......................................   (13,040,071)  (4,365,440)
                                                     ------------  -----------
Net decrease in net assets.........................    (3,084,057) (15,862,365)
Net assets:
Beginning of period................................    63,609,709   79,472,074
                                                     ------------  -----------
End of period (including undistributed net
 investment income of $99,691 and $54,452,
 respectively).....................................  $ 60,525,652  $63,609,709
                                                     ============  ===========



                 See accompanying notes to financial statements

PAINEWEBBER   NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Managed Investments Trust (the "Trust") was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with five funds: PaineWebber Utility Income Fund (the "Fund"), PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund, PaineWebber High Income Fund and PaineWebber Low Duration U.S. Government Income Fund (formerly "PaineWebber Short-Term U.S. Government Income Fund"). The financial statements for PaineWebber U.S. Government Income Fund. PaineWebber Investment Grade Income Fund, PaineWebber High Income Fund and PaineWebber Low Duration U.S. Government Income Fund, are not included herein.

The Fund offers Class A, B and C (formerly Class D) Shares. Effective November 10, 1995, the Fund began using industry standardized nomenclature and Class D shares were renamed Class C shares. Each class of shares represents interests in the same assets of the Fund and the Classes are identical except for differences in their sales charge structures, ongoing service/distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service/distribution plan.

Valuation of Investments - Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber and investment adviser and administrator of the Funds, the fair value of the securities. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and

PAINEWEBBER

apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on trade date. Realized gains and losses on sale of investments are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified costs of investments.

Income, expenses (excluding class-specific expenses), and realized/unrealized gains and losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Federal Taxes - The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

PAINEWEBBER

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. At November 30, 1995, the Fund owed Mitchell Hutchins $34,852 in investment advisory and administration fees.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended November 30, 1995, no reimbursements were required pursuant to the above limitations for the Fund.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service/distribution pertaining to the Class A, Class B, and Class C shares ("Class A Plan", "Class B Plan" and "Class C Plan," collectively "Plans"), the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B shares and Class C shares. At November 30, 1995, the Fund owed Mitchell Hutchins $43,113 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended November 30, 1995, it earned $288,074 in sales charges.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the year ended November 30, 1995, PaineWebber earned $24,449. At November 30, 1995, PaineWebber was owed $1,846 by the Fund for shareholder service fees.

PAINEWEBBER

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at November 30, 1995 was substantially the same as the cost of securities for financial statement purposes.

At November 30, 1995, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
 cost).                                                             $4,608,461
Gross depreciation (investments having an excess of cost over val-
 ue).                                                                 (356,584)
                                                                    ----------
Net unrealized appreciation of investments.......................   $4,251,877
                                                                    ==========

For the year ended November 30, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases........................................................... $18,280,094
Sales............................................................... $36,466,540

FEDERAL INCOME TAX STATUS

At November 30, 1995, the Fund had a net capital loss carryforward of $9,266,770 which will expire between November 30, 2001 and November 30, 2003. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

PAINEWEBBER

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                CLASS A                   CLASS B                   CLASS C
                         -----------------------  ------------------------  ------------------------
                           SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  -----------  ----------  ------------  ----------  ------------
YEAR ENDED
 NOVEMBER 30, 1995:
Shares sold.............    202,622  $ 1,796,027   1,035,911  $  9,257,241     267,682  $  2,375,087
Shares repurchased......   (677,777)  (5,988,235) (1,767,458)  (15,877,641)   (740,795)   (6,598,880)
Dividends reinvested....     44,624      400,419     128,806     1,156,031      49,070       439,880
Shares converted from
 Class B to Class A.....     23,499      218,286     (23,473)     (218,286)        --            --
                         ----------  -----------  ----------  ------------  ----------  ------------
Net decrease............   (407,032) $(3,573,503)   (626,214) $ (5,682,655)   (424,043) $ (3,783,913)
                         ==========  ===========  ==========  ============  ==========  ============
YEAR ENDED
 NOVEMBER 30, 1994:
Shares sold.............    844,216  $ 7,523,292   1,553,212  $ 13,963,371   1,130,190  $ 10,115,670
Shares repurchased...... (1,087,232)  (9,501,218) (1,959,760)  (17,168,265) (1,378,485)  (12,109,807)
Dividends reinvested....     70,501      620,904     176,677     1,553,050      72,624       637,562
                         ----------  -----------  ----------  ------------  ----------  ------------
Net decrease............   (172,515) $(1,357,022)  (229,871)  $ (1,651,844)   (175,671) $ (1,356,575)
                         ==========  ===========  ==========  ============  ==========  ============

PAINEWEBBER UTILITY INCOME FUND

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                    CLASS A                           CLASS B                          CLASS C**
                          -------------------------------   -------------------------------   -------------------------------
                                                 FOR THE                           FOR THE                           FOR THE
                                                  PERIOD                            PERIOD                            PERIOD
                          FOR THE YEARS ENDED    JULY 2,    FOR THE YEARS ENDED    JULY 2,    FOR THE YEARS ENDED    JULY 2,
                             NOVEMBER 30,        1993+ TO      NOVEMBER 30,        1993+ TO      NOVEMBER 30,        1993+ TO
                          --------------------   NOVEMBER   --------------------   NOVEMBER   --------------------   NOVEMBER
                            1995       1994      30, 1993     1995       1994      30, 1993     1995       1994      30, 1993
                          ---------  ---------   --------   ---------  ---------   --------   ---------  ---------   --------
Net asset value,
 beginning of period....  $    8.31  $    9.66   $ 10.00    $    8.31  $    9.65   $ 10.00    $    8.31  $    9.65   $ 10.00
                          ---------  ---------   -------    ---------  ---------   -------    ---------  ---------   -------
Net investment income...       0.47       0.48      0.20         0.40       0.42      0.17         0.40       0.42      0.16
Net realized and
 unrealized gains
 (losses)
 from investment
 transactions...........       1.44      (1.31)    (0.39)        1.45      (1.31)    (0.39)        1.45      (1.31)    (0.38)
                          ---------  ---------   -------    ---------  ---------   -------    ---------  ---------   -------
Total increase
 (decrease) from
 investment operations..       1.91      (0.83)    (0.19)        1.85      (0.89)    (0.22)        1.85      (0.89)    (0.22)
                          ---------  ---------   -------    ---------  ---------   -------    ---------  ---------   -------
Dividends from net
 investment income......      (0.45)     (0.52)    (0.15)       (0.39)     (0.45)    (0.13)       (0.39)     (0.45)    (0.13)
                          ---------  ---------   -------    ---------  ---------   -------    ---------  ---------   -------
Net asset value,
 end of period..........  $    9.77  $    8.31   $  9.66    $    9.77  $    8.31   $  9.65    $    9.77  $    8.31   $  9.65
                          =========  =========   =======    =========  =========   =======    =========  =========   =======
Total investment
 return(1)..............      23.64%     (8.76)%   (1.95)%      22.73%     (9.35)%   (2.29)%      22.71%     (9.36)%   (2.28)%
                          =========  =========   =======    =========  =========   =======    =========  =========   =======
Ratios/Supplemental Data:
Net assets,
 end of period
 (000's)................    $10,750    $12,532   $16,224      $37,554    $37,156   $45,382      $12,222    $13,922   $17,866
Expenses to average net
 assets.................       1.49%      1.58%     1.55%*       2.23%      2.33%     2.29%*       2.24%      2.32%     2.29%*
Net investment income to
 average net assets.....       5.13%      5.49%     5.38%*       4.37%      4.72%     4.67%*       4.37%      4.69%     4.67%*
Portfolio turnover......         30%        92%       13%          30%        92%       13%          30%        92%       13%

-------
 * Annualized.
** Formerly Class D shares.
+ Commencement of operations.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return information for periods less than one year is not annualized.

PAINEWEBBER

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Managed Investments Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of PaineWebber Utility Income Fund (one of the Portfolios of PaineWebber Managed Investments Trust) (the "Fund") as of November 30, 1995, and the related statement of operations for the year then ended and the statement of changes in net assets for the two years ended November 30, 1995 and the financial highlights for each of the indicated periods. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Utility Income Fund at November 30, 1995, and the results of its operations, for the year then ended and the changes in its net assets, for the two years ended November 30, 1995 and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

                                  Ernst & Young LLP

New York, New York
January 15, 1996

PAINEWEBBER

TAX INFORMATION

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (November 30, 1995) as to the federal tax status of distributions received by shareholders during such fiscal year from the Fund. Accordingly, we are advising you that all of the distributions paid by the Utility Income Fund during the period were derived from net investment income and are taxable as ordinary income. Of these distributions, 69.16% qualifies for the dividends received deduction available to corporate shareholders.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and is mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.